PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
PROVISION FOR EMPLOYEE BENEFITS
PROVISION FOR EMPLOYEE BENEFITS

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS

Short term provision for employee benefits

	2022	2021

Provision for personnel bonus (*)	119,982	87,109
Provision for unused vacation	36,087	29,077

	156,069	116,186
(*)

Personnel bonus provision related to direct employee costs amounting to TRY28,134 thousand is capitalized as part of the website development costs as of 31 December 2022 (Note 11) (2021: TRY22,593 thousand).

The movements in provisions for personnel bonus and unused vacation for the years ended 31 December 2022 and 2021 are as follows:

	1	Current	Paid
	January	year	during	Acquisition	Monetary	31 December
	2022	charge	the year	of subsidiary	gain/(loss)	2022

Personnel bonus	87,109	142,060	(74,807)	—	(34,380)	119,982
Unused vacation	29,077	24,460	(2,802)	215	(14,863)	36,087

	116,186	166,520	(77,609)	215	(49,243)	156,069

		Current	Paid
	1 January	year	during	Monetary	31 December
	2021	charge	the year	gain/(loss)	2021

Personnel bonus	30,096	96,151	(29,332)	(9,806)	87,109
Unused vacation	20,888	21,957	(4,770)	(8,998)	29,077

	50,984	118,108	(34,102)	(18,804)	116,186

Long term provision for employee benefits

	2022	2021

Provision for post-employment benefits	16,457	8,702

	16,457	8,702

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Post-employment benefits

Under the Turkish Labour Law, the Company is required to pay post-employment benefits to each employee who has completed one year of service and whose employment is terminated without due cause, or who is called up for military service, dies or retires after completing 25 years of service (20 years for women) and achieves the retirement age (58 for women and 60 for men). The maximum amount payable equivalent to one month’s salary for each year of service limited to a maximum of TRY15,371.40 for each year of service at 31 December 2022 (2021: TRY8,284.51).

Post-employment benefit liability is not funded and there is no legal funding requirement.

IAS 19 “Employee Benefits” requires actuarial valuation methods to be developed to estimate the Group’s obligation under the defined benefit plans. Actuarial gain/(loss) is accounted under the “Actuarial gain/(loss) on the equity”. The following actuarial assumptions are used in the calculation of the total liability:

	2022	2021

Discount rate (%)	0.50	3.93
Probability of retirement (%)	75.35	77.21

The principal assumption is that the maximum liability for each year of service will increase in line with inflation. Thus, the discount rate applied represents the expected real rate after adjusting for the anticipated effects of future inflation. The retirement pay provision ceiling TRY19,982.83 (exact) which is effective from 1 January 2023, is taken into consideration in the calculation of provision for employment termination benefits (31 December 2022: TRY10,848.59 (exact) effective from 1 January 2022).

The movements in the provision for the post-employment benefit for the years ended 31 December 2022 and 2021 are as follows:

	2022	2021

At 1 January	8,702	7,375
Charge for the year	2,624	2,641
Interest cost	1,418	822
Actuarial losses	13,982	6,658
Acquisition of subsidiary	384	-
Payments during the year	(4,908)	(6,074)
Monetary gain/(loss)	(5,745)	(2,720)

At 31 December	16,457	8,702

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Share-based payments

On 25 March 2021 the Group approved a new share-based payment plan to some of its key management personnel which modified the previously created share-based payment plans. Additionally, on 31 July 2021, the Group decided to grant to some of its other executives, a share-based plan with similar terms offered to its executives. The share-based payment plans consist of a cash settlement clause (20% of the total share-based payment award) in the event that an initial public offering (“IPO”) takes place until 2021 year-end and at least 20% of the Company’s shares are sold in the IPO (non-market performance condition). Both the cash and equity settlement (which depend on the valuation of the shares during the IPO) take place only in case the valuation of the Company’s shares in the IPO achieves a certain threshold (market performance condition). The same plan has an equity settlement clause where the executives will be entitled to receive Company’s shares based on the value of the shares in the IPO (20% of the share-based payment award for each year starting from 18 months after the IPO for the next 3 years). Shares will be delivered to executives in the condition that they continue working for the Company in the respective payment dates (service condition). Remaining 20% of the share-based payment plan will be delivered on the above same dates to executives in terms of Company’s shares based on Company’s meeting at least 90% of its business plans as of respective years (non-market performance condition) and depending on their performance in the relevant period as determined by the Board of Directors.

With the closing of the IPO in July 2021 and because certain thresholds for the valuation of the Company’s shares in the IPO were achieved, the necessary conditions were met for the cash settlement clause and the Company paid the cash settled part of the plan in 2021 amounting to TRY256.3 million and recognised in payroll and outsource staff expenses.

The equity settled payments are triggered upon meeting certain “vesting” and “performance target” conditions which are evaluated separately. Service-based awards will vest in three tranches until 31 January 2025. The cost of equity settled plans granted on grant date is allocated over the expected vesting period against equity on a pro rata basis. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. Fair value calculation prior to the realization of IPO was performed using a combination of income approach and market approach. For equity-settled plans granted after the realization of IPO, fair value of shares traded in NASDAQ at grant date was used.

Performance targets for the year ended 2022 have been set on Board of Directors meeting dated 24 May 2022 and performance stock units were granted. Share based payment provision has been recognized for performance target-based awards over the expected vesting period against equity on a pro rata basis using the fair value of shares traded in NASDAQ at grant date.

The following table summarizes the Group’s granted share units:

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2021	1,680,121	229.08

Units granted	1,949,947	19.97
Units vested	(1,863,833)	81.61

Outstanding as of 31 December 2022	1,766,235	85.40

NOTE 14 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Share-based payments (Continued)

		Weighted average
	Number of units	grant date fair value

Outstanding as of 31 December 2020	—	—
Units granted	2,741,112	229.08
Units vested	(743,681)	229.08
Units forfeited (not yet vested) (*)	(317,310)	229.08

Outstanding as of 31 December 2021	1,680,121	229.08

(*)	Forfeited but not yet vested units consist of granted units on 25 March 2021 and forfeited before vesting period.

During 2022, the fair value of granted share units that vested is TRY152,102 thousand included in “other capital reserves” in the statement of changes in equity and in payroll and outsource staff expenses in the statement of comprehensive loss. Scheduled vesting of outstanding restricted stock units as of 31 December 2022 is as follows:

2023	1,194,159
2024	536,525
2025	35,551

Total	1,766,235